Average Annual Total Returns - FidelityTotalInternationalIndexFund-PRO - FidelityTotalInternationalIndexFund-PRO - Fidelity Total International Index Fund	Dec. 30, 2024
Fidelity Total International Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	15.51%
Past 5 years	7.20%
Since Inception	6.00%	[1]
Fidelity Total International Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	14.82%
Past 5 years	6.67%
Since Inception	5.52%	[1]
Fidelity Total International Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.77%
Past 5 years	5.71%
Since Inception	4.78%	[1]
IX425
Average Annual Return:
Past 1 year	15.82%
Past 5 years	7.36%
Since Inception	6.23%

[1]	A From June 7, 2016 .